STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
Summary of outstanding options

	Successor				Predecessor
	2011		2010		2010		2009
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Stock options outstanding at January 1	5,427,011	$20.21	5,413,917	$16.26	4,241,500	$31.63	4,730,000	$33.01
(November 10 for Successor in 2010), Granted	8,662,716	15.26	1,891,857	14.73	2,100,000	10.56	—	—
Stock dividend adjustment	—	—	—	—	58,127	30.32	—	—
Exercised	(51,988)	11.05	(1,828,369)	2.72	—	—	—	—
Forfeited	(1,606,792)	14.96	(25,000)	14.73	(55,870)	64.79	(290,000)	54.66
Expired	(927,078)	39.31	(25,394)	34.05	(929,840)	44.28	(198,500)	30.78

Stock options outstanding at December 31	11,503,869	$15.65	5,427,011	$20.21	5,413,917	$20.61	4,241,500	$31.63

Summary of stock options by range of exercise prices

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Shares	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price
$9.00 - $13.00	2,102,363	8.6	$10.34	602,363	6.0	$10.57
$14.00 - $17.00	8,902,418	9.3	15.15	667,440	8.9	14.73
$34.00 - $37.00	—	—	—	—	—	—
$46.00 - $50.00	499,088	0.2	46.95	499,088	0.2	46.96

Total	11,503,869	8.7	$15.65	1,768,891	5.2	$22.40

Intrinsic value (in thousands)	$9,839			$2,874

Summary or restricted stock activity

	Successor				Predecessor
	2011		2010		2010		2009
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested restricted stock grants outstanding as of beginning of period	2,807,682	$14.24	—	$—	275,433	$33.04	410,767	$41.29
Granted	84,659	14.98	3,053,092	14.21	90,000	15.14	70,000	2.10
Canceled	(329,292)	14.73	(12,500)	14.73	(8,097)	35.57	(69,628)	46.04
Vested	(846,117)	14.23	(232,910)	13.87	(357,336)	28.48	(135,706)	35.38

Nonvested restricted stock grants outstanding as of end of period	1,716,932	$14.19	2,807,682	$14.24	—	$—	275,433	$33.04

The weighted average remaining contractual term (in years) of nonvested awards as of December 31, 2011 was 2.7 years.

Schedule of information for the options as replacement for TSOs

Predecessor:
TSOs Outstanding, January 1, 2009	2,220,932
Forfeited/Canceled	(252,407)
Exercised	—

TSOs Outstanding, December 31, 2009	1,968,525
Stock Dividend Adjustment	30,917
Forfeited/Canceled	(305,027)
Exercised	(5,156)

TSOs Outstanding, November 9, 2010	1,689,259
Successor:
Forfeited/Expired(*)	(1,578,749)
Surrendered for cash	(1,085)

Options as replacements for TSOs outstanding, December 31, 2010	109,425
Stock Dividend Adjustment	2,370
Forfeited/Expired(*)	(8,789)
Exercised	(69,451)

Options as replacements for TSOs outstanding, December 31, 2011	33,555
Weighted Average Exercise Price Outstanding	$11.27
Weighted Average Remaining Term Outstanding	0.59
Fair Value of Outstanding Options on Effective Date (in thousands)	$465
(*)
All outstanding TSOs vested pursuant to the Plan on the Effective Date. The majority of the TSOs outstanding on the Effective Date had terms which stated that, once vested, such options would expire within 30 days if not exercised.

Schedule of assumptions used for weighted average estimated values of stock options granted

	Successor		Predecessor
	Year Ended December 31, 2011	November 10, 2010 through December 31, 2010	January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
Risk-free interest rate(*)	1.25%	1.26%	1.39%	No options granted
Dividend yield(*)	2.50%	2.72%	2.86%	No options granted
Expected volatility	41.16%	38.00%	38.00%	No options granted
Expected life (in years)	6.5	5.0	5.0	No options granted
(*)
Weighted average

Summary of compensation expense related to stock-based compensation plans

	Successor		Predecessor
	For the year ended December 31, 2011	For the period from November 10, 2010 through December 31, 2010	For the period from January 1, 2010 through November 9, 2010	For the year ended December 31, 2009
		(in thousands)
Stock options	$8,245	$953	$3,914	$1,943
Restricted stock	11,292	5,010	9,385	2,710
TSOs	—	—	2,892	3,986

Total	$19,537	$5,963	$16,191	$8,639